UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

803 W. Michigan Street
Milwaukee, WI 53233
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, WI 53233
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end:  October 31

Date of reporting period:  January 31, 2013

Item 1. Schedule of Investments.

Chartwell Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of January 31, 2013 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 92.5%
	CONSUMER DISCRETIONARY – 8.3%
5,366	Cato Corp. - Class A	$147,941
2,479	G-III Apparel Group Ltd.*	88,971
1,775	Helen of Troy Ltd.*	64,255
4,310	Jack in the Box, Inc.*	125,119
2,515	Matthews International Corp. - Class A	82,391
2,671	Meredith Corp.	96,851
2,950	Monro Muffler Brake, Inc.	106,849
		712,377
	CONSUMER STAPLES – 6.5%
3,410	Casey's General Stores, Inc.	186,629
3,268	Flowers Foods, Inc.	87,844
2,702	Sanderson Farms, Inc.	136,397
2,776	TreeHouse Foods, Inc.*	146,934
		557,804
	ENERGY – 4.4%
3,661	Bristow Group, Inc.	208,604
1,112	CARBO Ceramics, Inc.	89,082
2,400	Gulfmark Offshore, Inc. - Class A	83,424
		381,110
	FINANCIALS – 25.7%
11,548	American Equity Investment Life Holding Co.	155,667
3,664	Argo Group International Holdings Ltd.	132,234
5,690	Bank of the Ozarks, Inc.	206,661
4,165	BioMed Realty Trust, Inc. - REIT	84,758
3,632	DuPont Fabros Technology, Inc.	85,860
7,075	Education Realty Trust, Inc. - REIT	76,056
4,297	Evercore Partners, Inc. - Class A	164,661
3,126	First Financial Bankshares, Inc.	128,354
10,097	FNB Corp.	117,024
5,396	Healthcare Realty Trust, Inc. - REIT	137,490
1,471	Home Properties, Inc. - REIT	90,422
1,354	Mid-America Apartment Communities, Inc. - REIT	88,511
3,825	PacWest Bancorp	105,111
1,927	PS Business Parks, Inc. - REIT	137,511
7,197	Selective Insurance Group, Inc.	147,610
1,212	Signature Bank*	89,603
4,096	Tower Group, Inc.	79,053
8,893	Umpqua Holdings Corp.	112,408
2,710	United Bankshares, Inc.	69,078
		2,208,072

Chartwell Small Cap Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2013 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	HEALTH CARE – 3.6%
4,311	Greatbatch, Inc.*	$114,414
4,547	Haemonetics Corp.*	190,701
		305,115
	INDUSTRIALS – 17.1%
4,705	Barnes Group, Inc.	112,449
5,475	Blount International, Inc.*	93,349
5,211	Brink's Co.	155,392
2,437	CLARCOR, Inc.	122,971
1,968	EnPro Industries, Inc.*	87,537
1,624	Franklin Electric Co., Inc.	108,028
1,716	G&K Services, Inc. - Class A	68,709
3,791	GATX Corp.	179,504
2,535	Old Dominion Freight Line, Inc.*	94,505
5,250	Rush Enterprises, Inc. - Class A*	124,215
6,677	SYKES Enterprises, Inc.*	107,500
3,107	Toro Co.	136,801
2,359	United Stationers, Inc.	78,649
		1,469,609
	INFORMATION TECHNOLOGY – 16.0%
1,086	Anixter International, Inc.	73,066
2,350	Cardtronics, Inc.*	60,841
4,744	Diodes, Inc.*	90,231
25,724	Earthlink, Inc.	174,923
9,160	Fabrinet*	134,102
5,963	j2 Global Communications, Inc.	189,743
5,005	Plexus Corp.*	127,728
6,662	Progress Software Corp.*	156,357
5,842	ValueClick, Inc.*	119,586
6,333	Vocus, Inc.*	111,081
3,282	Zebra Technologies Corp. - Class A*	142,045
		1,379,703
	MATERIALS – 4.9%
8,197	Calgon Carbon Corp.*	131,480
3,850	Koppers Holdings, Inc.	156,156
3,162	Minerals Technologies, Inc.	130,812
		418,448
	UTILITIES – 6.0%
3,329	Avista Corp.	86,088
2,422	Black Hills Corp.	97,727

Chartwell Small Cap Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2013 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	UTILITIES (Continued)
4,637	Cleco Corp.	$198,232
3,618	NorthWestern Corp.	133,830
		515,877
	TOTAL COMMON STOCKS (Cost $7,329,650)	7,948,115

	SHORT-TERM INVESTMENTS – 7.9%
683,050	Fidelity Institutional Government Portfolio, 0.01%1	683,050

	TOTAL SHORT-TERM INVESTMENTS (Cost $683,050)	683,050

	TOTAL INVESTMENTS – 100.4% (Cost $8,012,700)	8,631,165
	Liabilities in Excess of Other Assets – (0.4)%	(33,663)

	TOTAL NET ASSETS – 100.0%	$8,597,502

REIT – Real Estate Investment Trust

* Non-income producing security.
1 The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Chartwell Small Cap Value Fund
NOTES TO SCHEDULE OF INVESTMENTS
January 31, 2013 (Unaudited)

Note 1 – Organization
Chartwell Small Cap Value Fund (the ‘‘Fund’’) was organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Fund seeks to achieve long-term capital appreciation.  The Fund currently offers two classes of shares: Class A and Class I. The Fund’s Class A Shares commenced investment operations on November 9, 2011. The Fund’s Class I Shares commenced investment operations on March 16, 2012.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type.  All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

A Fund’s assets generally are valued at their market value.  If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees but action may be taken by any one of the Trustees.

Note 3 – Federal Income Taxes
At January 31, 2013, the cost of securities on a tax basis and gross unrealized appreciation and (depreciation) on investments for federal income tax purposes were as follows:

Cost of investments	$8,012,767

Gross unrealized appreciation	$698,124
Gross unrealized depreciation	(79,726)

Net unrealized appreciation on investments	$618,398

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Chartwell Small Cap Value Fund
NOTES TO SCHEDULE OF INVESTMENTS - Continued
January 31, 2013 (Unaudited)

Note 4 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

In addition, the Fund has adopted Accounting Standards Update No. 2011-04 Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs which amends Fair Value Measurements and Disclosures to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards.  Enhanced disclosure is required to detail any transfers in to and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used, as of January 31, 2013, in valuing the Fund’s assets carried at fair value:

Chartwell Small Cap Value Fund
NOTES TO SCHEDULE OF INVESTMENTS - Continued
January 31, 2013 (Unaudited)

	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks1	$7,948,115	$-	$-	$7,948,115
Short-Term Investments	683,050	-	-	683,050
Total Investments	$8,631,165	$-	$-	$8,631,165

* The Fund did not hold any Level 2 or 3 securities at period end.
1 All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.

Transfers are recognized at the end of the reporting period. There were no transfers at period end.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Chartwell Small Cap Value Fund, a series of Investment Managers Series Trust
By:	/s/ JOHN P. ZADER
Title:	John P. Zader, President
Date:	3/28/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*	/s/ JOHN P. ZADER
(Signature and Title)	John P. Zader, President
Date:	3/28/13

By:*	/s/ RITA DAM
(Signature and Title)	Rita Dam, Treasurer
Date:	3/28/13

* Print the name and title of each signing officer under his or her signature.